Note 28 - Subsequent Events (Details) (USD $)	12 Months Ended		1 Months Ended					3 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 18, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member] Series A Preferred Stock [Member]	Feb. 18, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member] Series B Preferred Stock [Member]	Feb. 18, 2014 Subsequent Event [Member] Securities Purchase Agreement [Member]	Feb. 18, 2014 Subsequent Event [Member] Non Refundable Deposit [Member]	Feb. 18, 2014 Subsequent Event [Member] Non Refundable Payment [Member]	Mar. 31, 2014 Subsequent Event [Member] Private Placement [Member] Juhl Renewable Assets [Member]	Mar. 31, 2014 Subsequent Event [Member] Valley View Wind Farm [Member] Nonrecourse Debt [Member]	Jan. 31, 2014 Subsequent Event [Member] Directors, Officers and Service Providers [Member]	Jan. 02, 2014 Subsequent Event [Member] Series A Preferred Stock [Member]	Feb. 28, 2014 Subsequent Event [Member] Consultant [Member]	Mar. 31, 2014 Subsequent Event [Member] London Interbank Offered Rate (LIBOR) [Member]	Feb. 18, 2014 Subsequent Event [Member] Amortizing Promissory Note [Member]	Mar. 31, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] Weighted Average [Member]
Note 28 - Subsequent Events (Details) [Line Items]
Stock Repurchased During Period, Shares (in Shares)			4,560,000	5,838,750	10,398,750
Stock Repurchased During Period, Value (in Dollars)					$ 2,184,000
Carrying Value of Securities Purchased under Agreements to Resell and Deposits Paid for Securities Borrowed (in Dollars)						40,000	40,000
Debt Instrument, Face Amount (in Dollars)														2,104,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%			5.80%
Repayment of Notes Payable, Proceeds from Issuance of Common Stock, Percentage														50.00%
Debt Instrument, Periodic Payment (in Dollars)														40,000
Dividend Reduction Percentage											50.00%
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)									11,000,000
Debt Instrumen, Debt subject to a Fixed Interest Rate, Percentage															75.00%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate															5.39%
Debt Instrument, Interest Rate, Increase (Decrease)													0.25%		0.25%
Debt Instrument, Debt Subject to a Variable Rate, Percentage															25.00%
Debt Instrument, Basis Spread on Variable Rate													3.00%
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments (in Dollars)	663,509	(111,010)													632,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)												250,000
Non Employee Vesting Period																15 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)										5,520,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)										0.15
Stock Issued During Period, Value, New Issues (in Dollars)	$ 95,400							$ 3,000,000